LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted average remaining lease term	2 years 6 months 18 days	3 years 2 months 12 days
Weighted average discount rate	4.50%	4.50%
Profit at lease commencement	$ 2,565	$ 288